Events after the reporting period	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Events after the reporting period
51 Events after the reporting period
On January 29, 2020, Aegon announced the completion of the sale of its 50% stake in the Japanese variable annuity joint ventures, Aegon Sony Life Insurance Co. and SA Reinsurance Ltd., to partner Sony Life. The proceeds of the sale amounted to EUR 153 million and the book gain amounted to EUR 51 million.
On February 3, 2020, Aegon’s subsidiary in the Americas, Transamerica accepted an offer to sell the Transamerica Pyramid property in San Francisco for a consideration of EUR 635 million (USD 711 million). The sale is expected to close in the second quarter of 2020.
Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing significant disruption to society, impacting Aegon, its employees, suppliers and customers worldwide.
Financial markets have been severely impacted by significant decreases in interest rates, equity markets and commodity prices and by credit spreads widening. Governments and central banks worldwide are responding to this crisis with aid packages and further quantitative easing. At the date of this report the depth and length of this crisis is unknown.
The Company is continuously monitoring the market and economic turbulence that has arisen as a consequence of the COVID-19 outbreak, and its impact on Aegon. The most significant risks Aegon faces are related to financial markets (particularly credit, equity and interest rates), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). The notes to Aegon’s financial statements include elaborate descriptions and related financial market sensitivities. Aegon continues to monitor claim activity, including mortality and morbidity claims, and policyholder behavior. At the date of this report it is too early to tell what the impact of the COVID-19 crisis is on Aegon’s underwritings results and Aegon’s long term underwriting and economic assumptions, if any.
Because of the far-reaching measures governments around the world are taking to control the impact of this pandemic we expect the sale of new business to be impacted by these measures. At the date of this report it remains too early to tell what the impact of these measures will be on Aegon’s sales. Lower interest rates are also likely to impact the profitability of Aegon’s sales depending on the market response. Aegon has invoked its business continuity plans to help ensure the safety and well-being of its staff, as well as its capability to support its customers and maintain its business operations, while maintaining our financial and operational resilience.

Aegon N.V [member]
Statement [LineItems]
Events after the reporting period
21 Events after the reporting period
On January 29, 2020, Aegon announced the completion of the sale of its 50% stake in the Japanese variable annuity joint ventures, Aegon Sony Life Insurance Co. and SA Reinsurance Ltd., to partner Sony Life. The proceeds of the sale amount to EUR 153 million and the book gain amounts to EUR 51 million.
On February 3, 2020, Aegon’s subsidiary in the Americas, Transamerica accepted an offer to sell the Transamerica Pyramid property in San Francisco for a consideration of EUR 635 million (USD 711 million). The sale is expected to close in the second quarter of 2020.
Since January 2020, the Coronavirus disease (COVID-19) outbreak is causing significant disruption to society, impacting Aegon, its employees, suppliers and customers worldwide.
Financial markets have been severely impacted by significant decreases in interest rates, equity markets and commodity prices and credit spreads widening. Governments and central banks worldwide are responding to this crisis with aid packages and further quantitative easing. At the date of this report the depth and length of this crisis is unknown.
The Company is continuously monitoring the market and economic turbulence that has arisen as a consequence of the COVID-19 outbreak, and its impact on Aegon. The most significant risks Aegon N.V.is facing, directly or indirectly through its subsidiaries are related to financial markets (particularly credit, equity and interest rates), and underwriting risks (particularly related to mortality, morbidity and policyholder behavior). The notes to Aegon’s consolidated financial statements include elaborate descriptions and related financial market sensitivities. Aegon N.V.’s subsidiaries continue to monitor claim activity, including mortality and morbidity claims, and policyholder behavior. At the date of this report it is too early to tell what the impact of the COVID-19 crisis is on Aegon N.V. ‘s subsidiaries’ underwritings results and Aegon N.V.’s subsidiaries’ long term underwriting and economic assumptions, if any, affecting the value of Aegon N.V..
Because of the far-reaching measures governments around the world are taking to control the impact of this pandemic we expect the sale of new business to be impacted by these measures. At the date of this report it is too early to tell what the impact of these measures will be on Aegon’s subsidiaries’ sales. Lower interest rates are also likely to impact the profitability of Aegon’s subsidiaries’ sales depending on the market response. Aegon has invoked its business continuity plans to help ensure the safety and well-being of its staff, as well as its capability to support its customers and maintain its business operations, while maintaining our financial and operational resilience.